Expense Example - AMG GW&K SMALL/MID CAP FUND	Apr. 24, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 93
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	513
Expense Example, with Redemption, 10 Years	1,141
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	610
Expense Example, with Redemption, 10 Years	1,350
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	464
Expense Example, with Redemption, 10 Years	$ 1,035